7. CAPITAL STOCK AND STOCK BASED COMPENSATION (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Non-cash expense related to stock-based compensation	$ 714,665	$ 246,976
Unrecognized compensation cost remaining under Option Plan	483,905
Fees paid with restricted common stock paid to related party	$ 120,000	$ 323,548
Restricted stock shares issued in payment for fees	64,344	160,360
weighted-average grant-date fair value of options granted	$ 0.94	$ 0.78
Warrants
Warrant outstanding	23,334
Warrrants remaining life	2 months
Warrants issued	0	23,334
Warrants forfeited	596,870	0